Cover	Jul. 21, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 17, 2023
Entity Registrant Name	Babylon Holdings Limited
Entity Incorporation, State or Country Code	Y9
Entity File Number	001-40952
Entity Address, Address Line One	2500 Bee Cave Road
Entity Address, Address Line Two	Building 1 - Suite 400
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	512
Local Phone Number	967-3787
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary shares, par value $0.001056433113 per share
Trading Symbol	BBLNF*
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001866390
Entity Tax Identification Number	98-1638964